Critical accounting judgments and estimates	12 Months Ended
Dec. 31, 2021
Critical accounting judgments and estimates

4.	Critical accounting judgments and estimates

The preparation of consolidated financial statements requires management to make judgments and estimates that affect the amounts reported in the consolidated financial statements and notes. By their nature, these judgments and estimates are subject to change and the effect on the consolidated financial statements of changes in such judgments and estimates in future periods could be material. These judgments and estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results could differ from these judgments and estimates.

Revisions to accounting estimates are recognized in the period in which the estimate is revised and may affect both the period of revision and future periods.

Information about critical accounting judgments in applying accounting policies that have the most significant risk of causing material adjustment to the carrying amounts of assets and liabilities recognized in the consolidated financial statements within the next financial year are discussed below:

Share-based payment transactions and warrant liabilities

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them.

Warrant liabilities are accounted for as derivative liabilities as exercise price is not fixed. The assumptions and models used for estimating fair value for share-based payment transactions and warrant liabilities are disclosed in Note 9.

Classification of contract payments

In concluding that contract payments are a non-current asset, management considered when future regulatory and clinical trial programs are anticipated to be completed. During the year ended December 31, 2021, management assessed that the future regulatory and clinical trial programs would not be completed within 12 months from year end and therefore reclassified contract payments as a non-current asset.

Impairment of intangible assets

Patents (obtained and pending) and licenses are reviewed for impairment at each financial reporting date. If, in the judgment of management, future economic benefits will not flow to the Company, then the Company will assess the recoverable value of the asset. If the carrying value is greater than the recoverable value, the asset will be impaired to the recoverable value.

Determination of functional currency

In concluding that the Canadian dollar is the functional currency of the Company and its subsidiary, management considered the currency that mainly influences the cost of providing goods and services in the primary economic environment in which each entity operates, or if there has been a change in events or conditions that determined the primary economic environment.

Treatment of research and development costs

Costs to develop products are capitalized to the extent that the criteria for recognition as intangible assets in IAS 38 Intangible Assets are met. Those criteria require that the product is technically and economically feasible, the Company has the intention and ability to use the asset, and how the asset will generate future benefits. Management assessed the capitalization of development costs based on the attributes of the development project, perceived user needs, industry trends and expected future economic conditions. Management considers these factors in aggregate and applies significant judgment to determine whether the product is feasible. The Company has not capitalized any development costs as at December 31, 2021.

Current and deferred taxes

The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. Such differences may result in eventual tax payments differing from amounts accrued. Reported amounts for deferred tax assets and liabilities are based on management’s expectation for the timing and amounts of future taxable income or loss, as well as future taxation rates. Changes to these underlying estimates may result in changes to the carrying value, if any, of deferred income tax assets and liabilities.